OLD MUTUAL ADVISOR FUNDS II

Supplement Dated June 1, 2006

This Supplement updates certain information contained in the currently effective Prospectus as Supplemented dated March 31, 2006, for the Advisor Class shares of Old Mutual Advisor Funds II. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling toll-free 1-800-433-0051.

In the Prospectus as Supplemented dated March 31, 2006, the following Average Annual Total Returns Tables are deleted in their entirety and replaced with the following:

Old Mutual Analytic U.S. Long/Short Fund

As this Fund does not currently offer Advisor Class Shares for sale, performance for that share class is not available.

Old Mutual Emerging Growth Fund

As this Fund does not currently offer Advisor Class Shares for sale, performance for that share class is not available.

Old Mutual Focused Fund

As this Fund does not currently offer Advisor Class Shares for sale, performance for that share class is not available.

Old Mutual Growth Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Past 10 Years
Growth Fund - Advisor Class* Before Taxes	10.87%	-7.51%	0.57%
Growth Fund - Advisor Class* After Taxes on Distributions	10.87%	-7.51%	0.16%
Growth Fund - Advisor Class*/** After Taxes on Distributions and Sale of Fund Shares	7.07%	-6.23%	0.52%
Russell Mid-Cap Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.10%	1.38%	9.27%
S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.55%	8.60%	14.36%

*	The inception date of the Old Mutual Growth Fund’s Advisor Class was August 16, 1996. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was -0.02%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were -0.46% and 0.01%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Old Mutual Large Cap Growth Concentrated Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Years	Past 5 Years	Inception (11/29/96)

Large Cap Growth Concentrated Fund - Advisor Class* Before Taxes	5.06%	-8.01%	9.41%
Large Cap Growth Concentrated Fund - Advisor Class* After Taxes on Distributions	5.06%	-8.01%	8.43%
Large Cap Growth Concentrated Fund - Advisor Class* After Taxes on Distributions and Sale of Fund Shares	3.29%	-6.62%	8.18%
Russell 1000® Growth Index** (Reflects No Deduction for Fees, Expenses or Taxes)	5.26%	-3.58%	4.77%

*

The inception date of the Old Mutual Large Cap Growth Concentrated Fund’s Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was -8.00%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were -8.00% and -6.62%, respectively.

**	The since inception returns for the Russell 1000( Growth Index and S&P 500 Index were calculated as of 11/30/96.

Old Mutual Mid-Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (4/30/97)

Mid-Cap Fund - Advisor Class*
Before Taxes	6.18%	7.59%	17.25%

Mid-Cap Fund - Advisor Class*
After Taxes on Distributions	4.16%	6.85%	13.77%

Mid-Cap Fund - Advisor Class*
After Taxes on Distributions and Sale of Fund Shares	4.92%	6.35%	13.06%

S&P MidCap 400 Index
(Reflects No Deduction for Fees, Expenses or Taxes)	12.55%	8.60%	14.24%

*

The inception date of the Old Mutual Mid-Cap Fund’s Advisor Class was October 31, 2001. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The cumulative total return of the Advisor Class before taxes from its inception date to December 31, 2005 was 10.84%. The cumulative returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 9.92% and 9.12%, respectively.

Old Mutual Select Growth Fund

As this Fund does not currently offer Advisor Class Shares for sale, performance for that share class is not available.

Old Mutual Small Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (4/30/97)

Small Cap Fund - Advisor Class*
Before Taxes	1.79%	2.93%	11.92%

Small Cap Fund - Advisor Class*
After Taxes on Distributions	1.79%	2.93%	11.11%

Small Cap Fund - Advisor Class*
After Taxes on Distributions and Sale of Fund Shares	1.16%	2.51%	10.03%

Russell 2000® Index
(Reflects No Deduction for Fees, Expenses or Taxes)	4.55%	8.22%	9.45%

*

The inception date of the Old Mutual Small Cap Fund’s Advisor Class was December 29, 2000. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to

Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was 2.93%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 2.93% and 2.51%, respectively.

Old Mutual Strategic Small Company Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1Year	Past 5 Years	Since Inception (12/31/96)

Strategic Small Company Fund - Advisor Class*
Before Taxes	5.57%	0.55%	9.26%

Strategic Small Company Fund - Advisor Class*
After Taxes on Distributions	5.57%	0.56%	7.91%

Strategic Small Company Fund - Advisor Class*
After Taxes on Distributions
and Sale of Fund Shares	3.62%	0.47%	7.36%

Russell 2000® Index
(Reflects No Deduction for Fees, Expenses or Taxes)	4.55%	8.22%	8.48%

*

The inception date of the Old Mutual Strategic Small Company Fund’s Advisor Class was August 30, 2002. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the Class Z shares, adjusted to reflect the higher Service Fees applicable to Advisor Class shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2005 was 16.06%. The average annual returns of the Advisor Class after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 16.06% and 13.98%, respectively.

Old Mutual TS&W Small Cap Value Fund

As this Fund does not currently offer Advisor Class Shares for sale, performance for that share class is not available.

Old Mutual Cash Reserves Fund

As this Fund does not currently offer Advisor Class Shares for sale, performance for that share class is not available.

Old Mutual Dwight Intermediate Fixed Income Fund

As this Fund does not currently offer Advisor Class Shares for sale, performance for that share class is not available.

Old Mutual Dwight Short Term Fixed Income Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (8/31/99)
Dwight Short Term Fixed Income Fund - Advisor Class*	1.84%	3.47%	4.11%
Dwight Short Term Fixed Income Fund - Advisor Class*/** After Taxes on Distributions	0.91%	N/A	N/A
Dwight Short Term Fixed Income Fund - Advisor Class*/** After Taxes on Distributions and Sale of Fund Shares	1.19%	N/A	N/A
Merrill Lynch U.S. Treasuries, 1-3 years (Reflects No Deduction for Fees, Expenses or Taxes)	1.67%	3.67%	4.34%
*

Data includes performance of a predecessor fund, whose inception date was August 31, 1999. The predecessor fund was managed by Dwight and had investment goals, strategies and policies that were substantially similar to the Fund prior to October 1, 2004.

**

Average annual total returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are shown only for Past 1 Year returns because until October 19, 2004, Fund shares were sold only to individual retirement accounts.

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